Subsidiaries with material non-controlling interest - Statements of financial position (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of subsidiaries [line items]
Current assets	$ 577,762	$ 620,380
Non-current assets	3,956,037	3,882,847
Current liabilities	(441,605)	(379,597)
Non-current liabilities	(922,983)	(960,689)
Total shareholders' equity, net	3,169,211	3,162,941	$ 2,538,531	$ 2,799,857
Shareholders of the parent	3,006,460	3,008,850
Non-controlling interests	162,751	154,091	$ 170,205
Sociedad Minera El Brocal S.A.A
Disclosure of subsidiaries [line items]
Current assets	230,761	197,691
Non-current assets	452,549	470,539
Current liabilities	(182,902)	(167,718)
Non-current liabilities	(101,917)	(123,280)
Total shareholders' equity, net	398,491	377,232
Shareholders of the parent	235,628	223,057
Non-controlling interests	162,863	154,175
Apu Coropuna S.R.L.
Disclosure of subsidiaries [line items]
Current assets	355	471
Non-current assets	6	0
Current liabilities	0	(11)
Non-current liabilities	(735)	(740)
Total shareholders' equity, net	(374)	(280)
Shareholders of the parent	(262)	(196)
Non-controlling interests	$ (112)	$ (84)